Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,346,305.22
Total Fee Amount	3,224.12
Total Offset Amount	0.00
Net Fee	$ 3,224.12
Offering Table N/A
Offset Table N/A	N/A